SUMMARY OF STOCK OPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Shares, Beginning balance	491,250
Weighted Average Exercise Price, Beginning balance	$ 0.0416	$ 0.0416
Number of Shares, Granted		491,250
Weighted Average Exercise Price, Granted		$ 0.0416
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Shares, Expired
Weighted Average Exercise Price, Expired
Number of Shares, Ending balance	491,250	491,250
Weighted Average Exercise Price, Ending balance	$ 0.0416	$ 0.0416
Intrinsic value of options	$ 2,533,975	$ 6,267,475
Weighted Average Remaining Contractual Life	8 years 9 months 21 days	9 years 9 months 21 days